Employee compensation and benefits - Benefits expected to be paid from plans (Details) - Pension Plan - Principal plan - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	14 years 2 months 12 days	13 years 8 months 12 days
Due within 1 year
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	£ 12
2025
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	12
2026
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	11
2027
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	12
2028
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	12
2029-2033
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	£ 69